Income taxes	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes

12. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Ruhnn (Hong Kong) Limited and YiHnn (Hong Kong) Limited (“YiHnn HK”) are incorporated in the Hong Kong Special Administrative Region (“Hong Kong”) and are subject to Hong Kong profits tax at the rate of 16.5% on their activities conducted in Hong Kong. They may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. On April 1, 2018, a two-tiered profits tax regime was introduced. The profits tax rate for the first HK $2 million of profits of corporations is lowered to 8.25%, while profits above that amount continue to be subject to the tax rate of 16.5%.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Company’s subsidiaries, its VIE and subsidiaries of VIE in the PRC are subject to statutory rate of 25%. According to Caishui 2019 No. 13, Yishang was certified as a “Small Low-profit Enterprise”, which was entitled to a preferential tax rate of 10%.

For the years ended March 31, 2018, 2019 and 2020, income tax expense was RMB15,843, RMB10,413 and RMB8,724, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has no deferred tax liabilities. The Company’s deferred tax assets were as follows:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Deferred tax assets:
Net operating loss carry-forward	28,473	37,530
Write-off of inventory	26,470	24,413
Provision for allowance of doubtful accounts	202	819
Advertising fees	1,522	1,562
Other deductible expenses	2,795	339
Total deferred tax assets	59,462	64,663
Valuation allowance on deferred tax assets	(59,462)	(64,663)
Net deferred income tax	-	-

As of March 31, 2020, tax loss carry forwards amounted to RMB198,676 of which nil, nil, RMB14,881, RMB58,495 and RMB125,300 will expire in 2021, 2022, 2023, 2024 and 2025, respectively. The Company operates its business through its subsidiaries and VIE. The Company does not file consolidated tax returns, therefore, losses from any individual subsidiary or VIE may not be used to offset earnings from other subsidiaries and VIE earnings within the Company.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Company is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Company has provided full valuation allowance for the deferred tax assets as of March 31, 2019 and 2020, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not. There was an increase of RMB10,915 and RMB5,201 in valuation allowance for the years ended March 31, 2019 and 2020.

Aggregate accumulated deficit of the Company’s VIE and subsidiaries located in the PRC was approximately RMB181,186, RMB181,993 and RMB212,512 as of March 31, 2018, 2019 and 2020, respectively.

Reconciliations of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Year Ended March 31,
	2018	2019	2020
	%	%	%
Statutory income tax rate	25	25	25
Expenses not deductible for tax purposes	(5)	(6)	(6)
Change in valuation allowance	(40)	(15)	(11)
Tax effect relating to forgiveness of payables(1)	-	(17)	-
Effect of tax rate in different tax jurisdictions	-	-	(23)
Effect of tax-free interest income	-	-	4
Others	(2)	(1)	1
Effective tax rate	(22)	(14)	(10)

(1)	Represents tax effect relating to waived payables due to Hangzhou Ruhnn. Forgiveness of payables is treated as taxable income under PRC tax regulations.